Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020	May 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, Cost	$ 2,588,118	$ 2,438,118
Accumulated Amortization	363,358	296,744
Intangible assets, Net Carrying Value	$ 2,224,760	$ 2,141,374	$ 1,528,441
Non-Competes [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months
Finite lived intangible assets, Cost	$ 1,023,118	$ 1,023,118
Accumulated Amortization	341,039	289,884
Intangible assets, Net Carrying Value	$ 682,079	$ 733,234
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life, description	Indefinite	Indefinite
Finite lived intangible assets, Cost	$ 866,000	$ 866,000
Accumulated Amortization
Intangible assets, Net Carrying Value	$ 866,000	$ 866,000
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years	10 years
Finite lived intangible assets, Cost	$ 546,000	$ 546,000
Accumulated Amortization	8,152	5,443
Intangible assets, Net Carrying Value	$ 537,848	$ 540,557
Internet Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months
Finite lived intangible assets, Cost	$ 3,000	$ 3,000
Accumulated Amortization	1,667	1,417
Intangible assets, Net Carrying Value	$ 1,333	$ 1,583